Post-retirement benefit obligations - Sensitivity Analysis (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Sensitivity analysis
Cost inflation as premium over CPI	2.00%
South Africa | Healthcare | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 361	R 387
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (310)	R (325)
South Africa | Healthcare | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (293)	R (309)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 346	R 373
United States of America | Healthcare | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
United States of America | Healthcare | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (22)	R (21)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 27	R 28